CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product development
Share-based compensation expense	$ 614,780	$ 1,038,275	$ 1,503,758
Selling and marketing
Share-based compensation expense	121,623	131,396	178,291
General and administrative
Share-based compensation expense	$ 3,843,119	$ 3,830,585	$ 2,529,481